Note 19 - Subsequent Events - 10Q (Details) - Future Annual Minimum Payments Required Under Operating Lease Obligations (USD $)	Mar. 31, 2013
Future Annual Minimum Payments Required Under Operating Lease Obligations [Abstract]
2013	$ 159,000
2014	887,000
2015	896,000
2016	795,000
Thereafter	$ 2,291,500